Water And Wastewater Rates (Details) (USD $)	12 Months Ended					0 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 07, 2012	Dec. 31, 2012	Jan. 02, 2013
Water And Wastewater Rates [Line Items]
Income tax benefit	$ 25,219,000	$ 21,233,000	$ 65,220,000	$ 67,590,000	$ 73,521,000
Deferred income tax benefits	31,477,000	26,699,000	77,217,000
Amortization Of Income Tax Catch-Up Bonus	10.00%
Deferred Income Tax Benefit, Catch-Up Bonus	16,734,000	16,734,000
Infrastructure rehabilitation surcharge percentage, reset level upon new base rates	0.00%
Infrastructure rehabilitation surcharges	4,598,000	3,205,000	15,911,000
Pennsylvania [Member]
Water And Wastewater Rates [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount						16,700,000
Distribution system improvement charges						27,449,000
Distribution system improvement charges over base rate		2.82%				7.50%
Base rate increase designed to increase total operating revenues on an annual basis						44,149,000
Income tax benefit							33,565,000
Tax deduction for qualifying capital expenditures prior to 2012			380,000,000				380,000,000
Deferred Income Tax Benefit, Catch-Up Bonus	16,734,000	16,734,000
Distribution system improvement charges reset level upon new base rates						0		0
Other Subsidiaries [Member]
Water And Wastewater Rates [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount	9,886,000	9,431,000	17,923,000
Number of rate decisions	twelve	six	nine
Revenues realized	$ 5,375,000	$ 8,169,000	$ 13,754,000
Minimum [Member]
Water And Wastewater Rates [Line Items]
Infrastructure rehabilitation surcharges, capped percentage	5.00%
Maximum [Member]
Water And Wastewater Rates [Line Items]
Infrastructure rehabilitation surcharges, capped percentage	12.75%